Nature of Business and Organization - Schedule of Consolidated Financial Statements Reflect the Activities (Details)	6 Months Ended
Dec. 31, 2024
Global Engine Group Holding Limited (“GE Group”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Background	● A BVI company ● Incorporated on September 7, 2021
Principal activities	Investment holding
Global Engine Holdings Limited (“BVI Sub”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Background	● A BVI company ● Incorporated on March 5, 2021
Ownership	100.00%
Principal activities	Investment holding
Ace Vision Technology Investment Limited (“Ace Vision BVI”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Background	● A BVI company ● Incorporated on May 3, 2022
Ownership	100.00%
Principal activities	Investment holding
Global Engine Limited (“GEL”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Background	● A Hong Kong company ● Incorporated on May 3, 2018
Ownership	100.00%
Principal activities	Integrated solutions provider in ICT, system integration and other technical consultation services
Ace Vision Technology Limited (“Ace Vision”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Background	● A Hong Kong company ● Incorporated on October 30, 2017
Ownership	100.00%
Principal activities	IT consultation services